Accounts and Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Accounts and Notes Receivable and Allowance for Doubtful Accounts

Accounts and notes receivable and the allowance for doubtful accounts consist of the following:

	December 31,
	2013	2014
	RMB	RMB	US$
Accounts receivable	610,960	749,456	120,790
Notes receivable	—	905	146

Allowance for doubtful debts	(547)	(10,416)	(1,678)

	610,413	739,945	119,258

Analysis of Allowance for Doubtful Accounts

An analysis of the allowance for doubtful accounts is as follows:

	December 31,
	2013	2014
	RMB	RMB	US$
Balance at beginning of the year	341	547	88
Provision	502	9,924	1,599
Write-off of accounts receivable	(296)	(55)	(9)

Balance at the end of the year	547	10,416	1,678